Share-Based Payments (Details)											12 Months Ended
	Jun. 20, 2024	Nov. 27, 2023	Nov. 13, 2023	Jun. 30, 2023	May 25, 2022	May 27, 2021	Jun. 21, 2019	Jun. 19, 2017	Jun. 23, 2014	Jun. 22, 2014	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 € / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 € / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 € / shares
Share-Based Payments [Line Items]
Warrant term											10 years	10 years
Reverse stock split			1-for-10
Shares subscribe (in Shares)											2,985,468	2,985,468
Warrant terminated or lapsed (in Shares)											190,305	190,305	43,505	43,505
Warrant exercised (in Shares)													0	0
Warrants vested (in Shares)											337,836	337,836	237,789	237,789
Cumulative tranches percentage											25.00%	25.00%
Vest in instalments percentage									25.00%
Percentage of first tranche									25.00%
Weighted average exercise price | $ / shares											$ 6.09
Expected volatility term											2 years	2 years
Risk-free interest rate year		10 years
Warrants [member]
Share-Based Payments [Line Items]
Outstanding shares (in Shares)											2,985,468	2,985,468
Warrants granted (in Shares)											1,538,000	1,538,000	455,500	455,500
Weighted average exercise price | (per share)												€ 5.68	$ 10.43	€ 9.64	$ 13.25	€ 12.34
Contractual Life											7 years 8 months 12 days	7 years 8 months 12 days	7 years 1 month 9 days	7 years 1 month 9 days
Weighted average fair value for warrants granted (in Dollars per share) | $ / shares											$ 1.96		$ 1.8		$ 3.46
Stock Options [Member] | Warrants [member]
Share-Based Payments [Line Items]
Stock option plans for grant to employees	2,000,000			500,000	500,000	360,000	300,000	250,000		150,000	2,060,000	2,060,000